INCOME TAXES - Changes in Unrecognized Tax Benefits (Details)	12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2021 CNY (¥)
Income Tax Contingency [Line Items]
Balance at beginning period	$ 3,188,615	$ 4,176,537
Addition for tax positions of the current year	37,407	154,041	$ 993,194
Lapse of statute of limitations	(967,698)	(1,054,163)	(915,440)
Effect of exchange rate changes	171,322	220,281
Balance at ending period	$ 2,354,832	$ 3,188,615	$ 4,176,537
Minimum
Income Tax Contingency [Line Items]
Possible change on company's unrecognized tax benefits for next twelve months | ¥				¥ 0
Maximum
Income Tax Contingency [Line Items]
Possible change on company's unrecognized tax benefits for next twelve months | ¥				¥ 9,360,974